As filed with the Securities and Exchange Commission on May 4, 2020

File Nos. 033-13179

811-05099

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61	☒
(Check appropriate box or boxes)

PIONEER MONEY MARKET TRUST

(Exact Name of Registrant as Specified in Charter)

60 State Street,

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 742-7825

Registrant’s Telephone Number, including Area Code:

Copy to:

Terrence J. Cullen

Amundi Pioneer Asset Management, Inc.,

60 State Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 4th day of May, 2020.

PIONEER MONEY MARKET TRUST

By:	/S/ LISA M. JONES
Lisa M. Jones President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on May 4, 2020:

Signature	Title	Date

/S/ LISA M. JONES	President (Principal Executive Officer) and Trustee
Lisa M. Jones

MARK E. BRADLEY*	Treasurer (Principal Financial and Accounting Officer)
Mark E. Bradley

JOHN E. BAUMGARDNER, JR.*	Trustee
John E. Baumgardner, Jr.

DIANE DURNIN*	Trustee
Diane Durnin

BENJAMIN M. FRIEDMAN*	Trustee
Benjamin M. Friedman

LORRAINE H. MONCHAK*	Trustee
Lorraine H. Monchak

THOMAS J. PERNA*	Chairman of the Board and Trustee
Thomas J. Perna

MARGUERITE A. PIRET*	Trustee
Marguerite A. Piret

FRED J. RICCIARDI*	Trustee
Fred J. Ricciardi

KENNETH J. TAUBES*	Trustee
Kenneth J. Taubes

KENNETH J. TAUBES*	Trustee
Kenneth J. Taubes

*BY: /S/ LISA M. JONES	Attorney-in-fact	May 4, 2020
Lisa M. Jones

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase